Post-employment Benefits - Benefit obligation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Post-employment pension plans.
Beginning of year	$ 772,482	$ 733,049
Retirement of spun-off businesses	23,403	(84,067)
Service cost	81,802	76,323
Interest cost	114,506	109,698
Benefits paid	(71,737)	(75,010)
Remeasurement of post-employment benefit obligations	88,707	62,779
Past service cost	(18,034)	(14,694)
End of year	954,248	772,482
Pensions
Post-employment pension plans.
Beginning of year	172,493
Retirement of spun-off businesses	23,286
Benefits paid	(46,460)
Remeasurement of post-employment benefit obligations	27,412
End of year	212,665	172,493
Seniority Premiums
Post-employment pension plans.
Beginning of year	599,989
Retirement of spun-off businesses	117
Benefits paid	(25,277)
Remeasurement of post-employment benefit obligations	61,295
End of year	741,583	599,989
Defined benefit obligation
Post-employment pension plans.
Beginning of year	1,204,464	1,207,528
Retirement of spun-off businesses		(85,955)
Service cost	81,802	76,323
Interest cost	114,506	109,698
Benefits paid	(98,274)	(158,525)
Remeasurement of post-employment benefit obligations	90,187	70,089
Past service cost	(18,034)	(14,694)
End of year	1,374,651	1,204,464
Defined benefit obligation | Pensions
Post-employment pension plans.
Beginning of year	562,196
Service cost	20,162
Interest cost	49,505
Benefits paid	(72,997)
Remeasurement of post-employment benefit obligations	28,868
Past service cost	(688)
End of year	587,046	562,196
Defined benefit obligation | Seniority Premiums
Post-employment pension plans.
Beginning of year	642,268
Service cost	61,640
Interest cost	65,001
Benefits paid	(25,277)
Remeasurement of post-employment benefit obligations	61,319
Past service cost	(17,346)
End of year	$ 787,605	$ 642,268